Basis of Presentation and General Information - Newbuildings (Table) (Details)	12 Months Ended
Dec. 31, 2017
HN 1342 (tbn Star Eleni) (2)
Vessel
DWT	208,000
Expected Delivery Date	Jan-18
HN 1361 (tbn Star Magnanimus) (1)
Vessel
DWT	208,000
Expected Delivery Date	Apr-18
HN 1343 (tbn Star Leo)
Vessel
DWT	208,000
Expected Delivery Date	Apr-18
Newbuilding Vessels
Vessel
DWT	624,000